Income Taxes - Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Deferred tax assets
Loan loss reserves	$ 50,411	$ 45,531
REO reserves	1,693	4,018
Valuation adjustment on available-for-sale securities and cash flow hedges	0	6,482
Non-accrual loan interest	2,262	2,812
FDIC assisted transactions	12,236	9,598
Federal and state tax credits	3,939	1,791
Deferred compensation	3,037	2,359
Stock based compensation	2,259	925
Other	1,274	625
Total deferred tax assets	77,111	74,141
Deferred tax liabilities
FHLB stock dividends	24,135	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	2,914	0
Loan origination fees and costs	13,643	14,826
Premises and equipment	35,950	34,936
Other	2,145	5,320
Total deferred tax liabilities	78,787	79,217
Net deferred tax asset (liability)	(1,676)	(5,076)
Current tax asset (liability)	(3,920)	21,123
Net tax asset (liability)	$ (5,596)	$ 16,047